Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Event Opportunities Trust
Entity Central Index Key	0001572617
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000194736 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Credit Event Fund
Class Name	Class A
Trading Symbol	WCFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Westchester Credit Event Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Credit Event Fund Class A / WCFRX	$85	1.70%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%
Net Assets	$ 90,223,000
Holdings Count | Holding	193
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$90,223
Total number of portfolio holdings	193
Portfolio turnover rate as of the end of the reporting period	60%

Holdings [Text Block]
Asset Allocation(1)
Financials	25%
Communication Services	17%
Industrials	15%
Consumer Discretionary	15%
Information Technology	11%
Materials	9%
Energy	6%
Consumer Staples	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000194735 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Credit Event Fund
Class Name	Class I
Trading Symbol	WCFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Westchester Credit Event Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Credit Event Fund Class I / WCFIX	$73	1.45%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%
Net Assets	$ 90,223,000
Holdings Count | Holding	193
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$90,223
Total number of portfolio holdings	193
Portfolio turnover rate as of the end of the reporting period	60%

Holdings [Text Block]
Asset Allocation(1)
Financials	25%
Communication Services	17%
Industrials	15%
Consumer Discretionary	15%
Information Technology	11%
Materials	9%
Energy	6%
Consumer Staples	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000127094 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Event-Driven Fund
Class Name	Class A
Trading Symbol	WCERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Westchester Event-Driven Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Event-Driven Fund Class A / WCERX	$87	1.72%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.72%
Net Assets	$ 134,066,000
Holdings Count | Holding	306
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$134,066
Total number of portfolio holdings	306
Portfolio turnover rate as of the end of the reporting period	109%

Holdings [Text Block]
Asset Allocation(1)
Communication Services	23%
Financials	19%
Energy	18%
Industrials	10%
Materials	10%
Consumer Discretionary	8%
Information Technology	6%
Consumer Staples	5%
Health Care	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000127095 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Event-Driven Fund
Class Name	Class I
Trading Symbol	WCEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Westchester Event-Driven Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Event-Driven Fund Class I / WCEIX	$75	1.48%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.48%
Net Assets	$ 134,066,000
Holdings Count | Holding	306
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$134,066
Total number of portfolio holdings	306
Portfolio turnover rate as of the end of the reporting period	109%

Holdings [Text Block]
Asset Allocation(1)
Communication Services	23%
Financials	19%
Energy	18%
Industrials	10%
Materials	10%
Consumer Discretionary	8%
Information Technology	6%
Consumer Staples	5%
Health Care	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.